Financial Information - Washington Federal, Inc. - Statements of Financial Condition (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Assets
Total assets	$ 15,865,724	$ 15,253,580
Liabilities
Total liabilities	13,868,816	13,247,892
Stockholders’ equity
Total stockholders’ equity	1,996,908	2,005,688	$ 1,975,731	$ 1,955,679
Total liabilities and stockholders’ equity	15,865,724	15,253,580
Parent Company
Assets
Cash	20,334	33,077
Investment in subsidiary	1,980,062	1,972,675
Total assets	2,000,396	2,005,752
Liabilities
Other liabilities	3,488	64
Total liabilities	3,488	64
Stockholders’ equity
Total stockholders’ equity	1,996,908	2,005,688
Total liabilities and stockholders’ equity	$ 2,000,396	$ 2,005,752